485BXT		File Nos. 333-182990
Allianz Vision NY (PAS) delay amendment		811-05716
		Class I.D. C000119019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	2	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	177	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 10005-1423
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 29, 2013 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 29, 2013
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
PARTS A, B and C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 ON FEBRUARY 4, 2014 AND ARE INCORPORATED BY REFERENCE.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 3rd day of April, 2013.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

By: WALTER R. WHITE(1)
Walter R. White
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 3rd day of April, 2013.

Signature	Title
Walter R. White(1)	Chairman of the Board and Chief Executive Officer
Giulio Terzariol(1)	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert(1)	Director
Eugene T. Wilkinson(1)	Director
Gary A. Smith(1)	Director
Martha Clark Goss(1)	Director
John O. Esch(1)	Director, Vice President and Appointed Actuary
Thomas P. Burns(1)	Director and President
Yvonne K. Franzese(1)	Director
Marc B. Olson(1)	Director and Vice President, Financial Consulting
Michael Baney(1)	Director

(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Registrant’s initial filing on Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on August 1, 2012.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel